Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Operating activities
Net loss	$ (51,404)	$ (3,811)
Income tax expense	265	601
Deferred income tax recovery	(290)	(1,194)
Accretion expense	1,310	4,392
Non-cash lease interest adjustment	(1,625)	0
Lease investment write-off	0	179
Depreciation and amortization	24,310	25,393
Share-based compensation	3,917	2,975
Loss on revaluation of marketable securities	0	89
Loss (Gain) on revaluation of put option liability	23,559	(657)
Loss on extinguishment of debenture	0	515
Loss on foreign exchange	554	24
Gain on extinguishment of financial liability		(79)
Impairment loss	23,564	4,964
Loss (gain) on extinguishment of put option liability	0	(885)
Other losses	0	342
Other non-cash adjustments	0	(346)
Cash provided by operating activities before changes in non-cash working capital	24,160	32,502
Changes in non-cash working capital
Trade and other receivables	(1,344)	4,265
Inventory	(5,806)	(3,323)
Prepaid expenses and deposits	(1,673)	(628)
Accounts payable and accrued liabilities	2,531	2,306
Deferred revenue	5,998	424
Net cash provided by operating activities	23,866	35,546
Investing activities
Purchase of property and equipment	(10,084)	(8,217)
Purchase of intangible assets	(209)	(703)
Business combinations, net of cash acquired	(12,289)	(600)
Purchase to obtain right-of-use assets	(354)	(830)
Proceeds from marketable securities	648	(660)
Net cash used in investing activities	(22,288)	(11,010)
Financing activities
Repayment of interest bearing loans and borrowings	(3,786)	(3,250)
Repayment of notes payable	(14,155)	(1,172)
Proceeds from convertible debt	24,790	0
Repayment of convertible debentures	0	(3,512)
Lease liability payments	(10,007)	(11,705)
Share issuance costs	(292)	(97)
Partner distributions	(1,403)	(200)
Issuance of shares in equity financing	52	3,154
Warrants exercised	245	285
Options exercised	331	52
Proceeds from secured debentures	4,427	8,722
Net cash provided by (used in) financing activities	202	(7,723)
Effect of foreign exchange on cash	(1,164)	333
Net increase in cash	616	17,146
Cash and cash equivalents, beginning of year	47,267	30,121
Cash and cash equivalents, end of year	47,883	47,267
Supplemental cash flow information
Cash interest received	378	407
Cash interest paid	7,373	6,408
Cash taxes paid	$ 329	$ 638